Share-based payments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Terms and Conditions, Relating to the Grants of the Non-vested Stock Award under the Equity Compensation Plan

A summary of the terms and conditions, properly approved by the Compensation Committee of our Board of Directors, relating to the grants of the non-vested stock award under the equity compensation plan is as follows:

Grant date	Number of instruments	Vesting conditions	Contractual life
February, 2013	19,786	15% first three anniversaries	5 years
		25% fourth and 30% fifth anniversary
February, 2015	13,709	One-third every anniversary	3 years
April, 2015	4,915	15% first three anniversaries	5 years
		25% fourth anniversary 30% fifth anniversary
June, 2015	10,920	One-third every anniversary	3 years
June, 2015	4,912	Third anniversary	3 years
June, 2015	6,750	15% first three anniversaries	5 years
		25% fourth anniversary 30% fifth anniversary
December, 2015	429	Third anniversary	3 years
February, 2016	19,012	One-third every anniversary	3 years
February, 2016	147,000	15% first three anniversaries	5 years
		25% fourth anniversary 30% fifth anniversary
February, 2016	63,000	Fifth anniversary	5 years
May, 2016	7,899	15% first three anniversaries	5 years
		25% fourth anniversary 30% fifth anniversary
May, 2016	4,739	One-third every anniversary	3 years
June, 2016	25,280	One-third every anniversary	3 years
June, 2016	7,925	Third anniversary	3 years
September, 2016	6,668	Third anniversary	3 years
September, 2016	5,005	One-third every anniversary	3 years
February, 2017	22,012	One-third every anniversary	3 years
June, 2017	11,980	One-third every anniversary	3 years
June, 2017	2,237	Third anniversary	3 years

Summary of Non-vested Stock Award Activity

A summary of the non-vested stock award activity under the plan as of December 31, 2017 and 2016 with changes during these years is as follows (in number of shares):

	2017	2016	2015
Non-vested as of January 1	333,183	139,962	199,786
Granted	36,229	291,872	36,291
Vested	(62,224)	(94,208)	(94,704)
Forfeited	(3,035)	(4,443)	(1,411)

Non-vested as of December 31	304,153	333,183	139,962

Summary of Options Award Activity

A summary of the options award activity under the plan as of December 31, 2017 and 2016 and changes during the year is as follows (in number of shares):

	2017	2016	2015
Outstanding as of January 1	19,894	20,940	20,940
Exercised	(11,061)	(1,046)	—
Forfeited	(8,833)	—	—

Outstanding as of December 31	—	19,894	20,940